Consolidated Balance Sheets - USD ($) shares in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment in real estate:
Land and improvements	$ 1,549,667,000	$ 1,549,362,000	$ 1,552,562,000
Building and improvements	3,205,125,000	3,237,986,000	3,196,762,000
In-place lease assets	440,009,000	441,683,000	442,729,000
Above-market lease assets	65,212,000	66,106,000	65,946,000
Total investment in real estate assets	5,260,013,000	5,295,137,000	5,257,999,000
Accumulated depreciation and amortization	(980,981,000)	(941,413,000)	(731,560,000)
Net investment in real estate assets	4,279,032,000	4,353,724,000	4,526,439,000
Investment in unconsolidated joint ventures	33,813,000	37,366,000	42,854,000
Total investment in real estate assets, net	4,312,845,000	4,391,090,000	4,569,293,000
Cash and cash equivalents	20,258,000	104,296,000	17,820,000
Restricted cash	41,995,000	27,641,000	77,288,000
Goodwill	29,066,000	29,066,000	29,066,000
Other assets, net	138,068,000	126,470,000	128,690,000
Real estate investment and other assets held for sale	24,369,000	0	6,038,000
Total assets	4,566,601,000	4,678,563,000	4,828,195,000
Liabilities
Debt obligations, net	2,276,972,000	2,292,605,000	2,354,099,000
Below Market Lease, Net	97,865,000	101,746,000	112,319,000
Earn-out liability	38,000,000	22,000,000	32,000,000
Deferred income	19,127,000	14,581,000	15,955,000
Derivative liability	42,970,000	54,759,000	20,974,000
Accounts payable and other liabilities	80,152,000	176,943,000	124,054,000
Disposal Group, Including Discontinued Operation, Liabilities	2,109,000	0
Total liabilities	2,557,195,000	2,662,634,000	2,659,401,000
Commitments and contingencies (Note 13)	0	0	0
Equity:
Preferred stock, $0.01 par value per share, 10,000 shares authorized	0	0	0
Common stock, $0.01 par value per share, 1,000,000 shares authorized	2,807,000	2,798,000	2,890,000
Additional paid-in capital (“APIC”)	2,746,891,000	2,739,358,000	2,779,130,000
Accumulated other comprehensive loss (“AOCI”)	(41,695,000)	(52,306,000)	(20,762,000)
Accumulated deficit	(1,023,155,000)	(999,491,000)	(947,252,000)
Total stockholders’ equity	1,684,848,000	1,690,359,000	1,814,006,000
Noncontrolling interests	324,558,000	325,570,000	354,788,000
Total equity	2,009,406,000	2,015,929,000	2,168,794,000
Total liabilities and equity	$ 4,566,601,000	$ 4,678,563,000	$ 4,828,195,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000	10,000	10,000
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Common Stock, Shares, Outstanding	93,582	93,279	96,349